Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
14.	Income Taxes

The components of the income tax provision were as follows (in thousands):

	Year Ended December 31,
	2012	2011
Current
Federal	$-	$104
State	15	12
Foreign	2,131	807
Deferred	(413)	(150)

Total income tax provision	$1,733	$773

The components of earnings before income taxes are summarized below (in thousands):

	Year Ended December 31,
	2012	2011
U.S. operations	$(343)	$(540)
Foreign	5,265	3,784

Income from continuing operations before income taxes	$4,922	$3,244

A reconciliation from the statutory U.S. income tax rate and the Company's effective income tax rate, as computed on earnings before income taxes, is as follows:

	Year Ended December 31,
	2012	2011
Federal Income tax at statutory rate	35%	35%
State and local income tax, net	-	-
Foreign rate differential	(8)	(9)
Uncertain tax positions	1	3
Foreign tax recovery	-	(11)
Other	7	6
Effective income tax expense rate	35%	24%

The Company's provision for income taxes reflects an effective tax rate on earnings before income taxes of 35% in 2012 (24% in 2011). The increase in effective tax rate during 2012 primarily reflects a tax recovery recognized in 2011 for a settlement reached with the Canadian tax authority that partially reversed an assessment recorded in 2008.

The net deferred income tax asset (liability) was comprised of the following (in thousands):

	December 31,
	2012	2011
Current deferred income taxes
Gross assets	$563	$753
Gross liabilities	-	-
Net current deferred income tax asset	563	753

Noncurrent deferred income taxes
Gross assets	700	679
Gross liabilities	(2,992)	(3,301)
Net noncurrent deferred income tax (liability) asset	(2,292)	(2,622)
Deferred liability, net	$(1,729)	$(1,869)

The tax effect of temporary differences between GAAP accounting and federal income tax accounting creating deferred income tax assets and liabilities were as follows (in thousands):

	December 31,
	2012	2011
Deferred tax assets
Canada net operating loss carry forwards	$244	$53
Pension plan	253	155
Foreign tax credits	497	455
Property and equipment	-	404
Other	269	365
	1,263	1,432
Less valuation allowance	-	-
Net deferred tax assets	1,263	1,432
Deferred tax liabilities
Other	(2,992)	(3,301)
Deferred liability, net	$(1,729)	$(1,869)

The Company believes that its deferred tax assets in other tax jurisdictions are more likely than not realizable through future reversals of existing taxable temporary differences and its estimate of future taxable income.

 A reconciliation of the beginning and ending amount of gross unrecognized tax benefits, exclusive of interest and penalties, is as follows (in thousands):

UTP
Balance as of December 31, 2010	$161
Increases related to tax positions taken during the period	104
Decreases related to expectations of statute of limitations	-
Balance as of December 31, 2011	265
Increases related to tax positions taken during the period	52
Decreases related to expectations of statute of limitations	-
Balance as of December 31, 2012	$317

The Company's policy is to recognize interest and penalties related to income tax matters as interest expense.

Management believes that an adequate provision has been made for any adjustments that may result from tax examinations. However, the outcome of tax audits cannot be predicted with certainty. If any issues addressed in the Company's tax audits are resolved in a manner not consistent with management's expectations, the Company could be required to adjust its provision for income taxes in the period such resolution occurs. Although timing of the resolution and/or closure of audits is highly uncertain, the Company does not believe it is reasonably possible that its unrecognized tax benefits would materially change in the next twelve months.